Software Development Costs	12 Months Ended
Dec. 31, 2020
Software Development Costs
Note 3. Software Development Costs

Software development costs, net consisted of the following:

	December 31,
	2020	2019

Capitalized software in-process	$825,000	$581,000
Website development	607,000	607,000
Less accumulated amortization	(587,000)	(550,000)
Software development costs, net	$845,000	$638,000

Amortization expense for the years ended December 31, 2020 and 2019 was $37,000 and $57,000, respectively.